Share-Based Payments - Additional Information (Details)									1 Months Ended								3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 13, 2025	May 14, 2025	May 17, 2021 EUR (€) $ / shares	May 17, 2021 EUR (€) € / shares	May 12, 2021 EUR (€) $ / shares	May 12, 2021 EUR (€) € / shares	Feb. 13, 2020 $ / shares	Nov. 15, 2018 EUR (€) € / shares	Jan. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) shares	Aug. 31, 2024 EUR (€) € / shares	May 31, 2024	May 31, 2023 EUR (€) € / shares	May 31, 2022 EUR (€) € / shares	Feb. 29, 2020 EUR (€) € / shares	Apr. 03, 2019 EUR (€) € / shares	Sep. 30, 2024	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2020	Jun. 30, 2025 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments																			€ (25,300,000)		€ (154,500,000)	€ (766,200,000)
Cash outflow to tax authority																			7,600,000
Vesting period									4 years													4 years
Expense recognized for employee services received																			106,300,000		100,900,000	€ 51,400,000
Liabilities from share-based payment arrangements										€ 26,600,000								€ 26,600,000	€ 47,300,000		€ 26,600,000
Granted (in shares)									421,818
Weighted average fair value									€ 116.58
BioNTech 2024 North America Employee Participation Plan - PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		32,160										34,481
Forfeited (in shares)																		2,915	5,465	5,465
Number of other equity instruments outstanding in share-based payment arrangement (in shares)										31,566								31,566	50,617		31,566	0
Weighted average fair value																								€ 58.20
Weighted Average Fair Value At Modification Date Of Share Options Modified																								55.98
BioNTech 2024 North America Employee Participation Plan - RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																					4 years
Vesting percentage																					25.00%
Granted (in shares)	27,743	330,774								47,115		356,757
Forfeited (in shares)																		24,284	67,430	67,430
Number of other equity instruments outstanding in share-based payment arrangement (in shares)										379,588								379,588	578,847		379,588	0
Weighted average fair value																								82.43
Weighted Average Fair Value At Modification Date Of Share Options Modified																								€ 82.94
InstaDeep RSU Program Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive amount																						€ 15,000,000.0
Vesting period																						4 years
Vesting percentage																						25.00%
Granted under LTI 2020 and LTI-plus program (in euros per share) | € / shares																						€ 92.08
BioNTech 2020 Restricted Stock Unit Plan For North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																							4 years
Cash outflow for share based payment exercise																			€ 9,000,000.0		€ 13,900,000	€ 10,000,000.0
Liabilities from share-based payment arrangements										€ 11,200,000								€ 11,200,000	6,100,000		11,200,000
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment arrangements										2,800,000								2,800,000	1,000,000.0		2,800,000
Maximum economic benefits of options exercised | $																				$ 246.24
Exercise price (in euros per share) | (per share)			$ 186.83	€ 159.00	$ 185.23	€ 157.64	$ 30.78				€ 75.91		€ 96.97	€ 129.45	€ 28.32
Liability related to the phantom option awards										€ 5,100,000								€ 5,100,000	3,800,000		€ 5,100,000
Weighted average share price (in euros per share) | € / shares																					€ 75.00
Weighted average fair value			$ 21.60	€ 21.60	$ 25.65	€ 25.65					€ 33.49		€ 45.73	€ 29.27	€ 10.83
Management Board Grant | Professor Ugur Sahin MD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																			20,000,000.0
Management Board Grant | All Other Members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment																			€ 10,000,000.0
Chief Executive Officer Grant | Employee Stock Ownership Plan 2019 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option rights vested (in shares) | shares																						4,374,963
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								€ 10.14								€ 15.03
Granted (in shares)																					0
Share options outstanding (in shares)										406,353								406,353	406,353		406,353	406,353
Weighted average fair value								€ 7.41								€ 6.93
Number of share options outstanding, amount of shares With expiration dates (in shares) | shares																			58,404
Employee Stock Ownership Plan | United States
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 100.34
Granted (in shares)																						17,561
Employee Stock Ownership Plan | SOUTH AFRICA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 111.31
Granted (in shares)																						8,430
Employee Stock Ownership Plan | Rest of World
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 94.47
Granted (in shares)																						380,452
InstaDeep Employee Stock Ownership Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement incentive value																						€ 15,000,000.0
Cash-Settled Share-Based Payment Arrangement | Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment arrangements										€ 5,000,000.0								€ 5,000,000.0			€ 5,000,000.0
Weighted average share price (in euros per share) | € / shares																			€ 90.58		€ 92.70
Exercise price of phantom options granted (in euro per share) | € / shares																					€ 10.14
Cash-settled option rights, exercised (in shares) | shares																			39,508	39,508	50,748
Cash outflow																			€ 3,200,000		€ 3,800,000
LTI 2020 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares																			0	0	0
Share options outstanding (in shares) | shares										1,163								1,163	0		1,163	230,905
Weighted average fair value																			€ 92.21
Equity-Settled Share-Based Payment Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, weighted-average expected life (in years)																					5 years
Biotheus Founder SBP Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized for employee services received									€ 49,200,000
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option rights vested (in shares)																	40,249
Granted (in shares)																					0
Share options outstanding (in shares)										120,748								120,748	78,692		120,748	160,997
BioNTech 2024 North America Employee Participation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized for employee services received																			€ 200,000
Cash Outflow From Share-Based Payment Arrangements																			7,900,000
Liabilities From Share-Based Payment Transactions, Non-Current																			11,300,000
Liabilities from share-based payment transactions, current																			9,300,000
Increase (Decrease) In Equity From Modifications Of Share-Based Payment Arrangements																			€ 14,600,000